Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 17, 2019	Nov. 13, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance		7,464,133		7,464,133		6,730,269	8,382,667
Options vesting period						4 years
Weighted-average grant date fair value of stock options granted		$ 3.58	$ 0.92	$ 3.58	$ 1.57	$ 1.58	$ 22.39
Total grant date fair value of stock options vested		$ 2,322	$ 3,620	$ 4,657	$ 8,036	$ 14,219	$ 16,304
Underwater Options reduced	$ 2.14
Cost related to stock options, stock based compensation	$ 2,505	169		339		1,630	2,505
Expenses of Stock Based Compensation to be Recognized over vesting period of options				536		875
Stock-based compensation expense		2,897	4,564	6,328	9,830
Total unrecognized stock-based compensation expense relating to unvested stock options		12,536		$ 12,536		$ 19,537	$ 39,112
Unrecognized unvested stock options, restricted stock awards and restricted stock units, weighted-average period				1 year 8 months 19 days		1 year 6 months 18 days	2 years 5 months 26 days
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		171	1,598	$ 1,010	3,899	$ 19,831
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 2,726	$ 2,966	$ 5,318	$ 5,931		$ 21,750
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options expiration period						10 years
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of common stock reserved for future issuance									8,550,415
Common stock, shares available for future grants						0
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares reserved for issuance								3,100,000
Period for automatic increase in common stock available for future issuance						10 years
Percentage of shares issued from outstanding number of shares							4.00%
Common stock future issuance, description						In addition, the number of shares of common stock available for issuance under the 2019 Plan will be automatically increased on the first day of each calendar year during the ten-year term of the 2019 Plan, beginning with January 1, 2020 and ending with January 1, 2029, by the amount equal to 4% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors.